Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
March 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.13%
Spirit Airlines 1.00% exercise price $42.88, maturity date 5/15/26	123,000	$ 99,691
Total Convertible Bond (cost $110,989)		99,691

Corporate Bonds — 84.70%
Automotive — 2.68%
Allison Transmission 144A 5.875% 6/1/29 #	410,000	399,668
Ford Motor 4.75% 1/15/43	265,000	203,578
Ford Motor Credit
3.375% 11/13/25	260,000	244,040
4.542% 8/1/26	270,000	256,357
7.35% 3/6/30	475,000	488,538

Goodyear Tire & Rubber 5.25% 7/15/31	470,000	406,484
		1,998,665
Basic Industry — 4.92%
ATI
4.875% 10/1/29	105,000	95,716
5.125% 10/1/31	235,000	214,194

Chemours 144A 5.75% 11/15/28 #	485,000	433,554
Domtar 144A 6.75% 10/1/28 #	216,000	192,524
First Quantum Minerals
144A 6.875% 10/15/27 #	440,000	424,579
144A 7.50% 4/1/25 #	520,000	520,094
FMG Resources August 2006
144A 5.875% 4/15/30 #	330,000	316,731
144A 6.125% 4/15/32 #	150,000	144,584
Novelis
144A 3.875% 8/15/31 #	95,000	80,153
144A 4.75% 1/30/30 #	975,000	897,000

Vibrantz Technologies 144A 9.00% 2/15/30 #	447,000	343,734
		3,662,863
Capital Goods — 4.42%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	425,000	325,635
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	220,000	189,585
144A 4.00% 9/1/29 #	230,000	180,195
Bombardier
144A 6.00% 2/15/28 #	206,000	200,850
144A 7.50% 2/1/29 #	130,000	132,925

Clydesdale Acquisition Holdings 144A 6.625% 4/15/29 #	75,000	72,255
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	525,000	$ 525,475
144A 9.25% 4/15/27 #	190,000	175,750

Sealed Air 144A 5.00% 4/15/29 #	215,000	202,303
Terex 144A 5.00% 5/15/29 #	545,000	507,670
TK Elevator Holdco 144A 7.625% 7/15/28 #	215,000	186,005
TransDigm 4.625% 1/15/29	670,000	596,327
		3,294,975
Communications — 6.77%
Altice France 144A 5.50% 10/15/29 #	690,000	528,234
Altice France Holding 144A 6.00% 2/15/28 #	705,000	450,566
Connect Finco 144A 6.75% 10/1/26 #	590,000	555,131
Consolidated Communications
144A 5.00% 10/1/28 #	302,000	205,446
144A 6.50% 10/1/28 #	510,000	370,922

Digicel International Finance 144A 8.75% 5/25/24 #	410,000	369,042
Frontier Communications Holdings
144A 5.00% 5/1/28 #	75,000	65,166
144A 5.875% 10/15/27 #	615,000	559,650
5.875% 11/1/29	200,000	152,713
144A 6.75% 5/1/29 #	255,000	202,335
144A 8.75% 5/15/30 #	110,000	109,679

Northwest Fiber 144A 4.75% 4/30/27 #	615,000	526,010
Sable International Finance 144A 5.75% 9/7/27 #	320,000	298,423
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	485,000	416,326
VZ Secured Financing 144A 5.00% 1/15/32 #	285,000	232,809
		5,042,452
Consumer Goods — 1.25%
Cerdia Finanz 144A 10.50% 2/15/27 #	320,000	294,330
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	240,000	218,383
Pilgrim's Pride 4.25% 4/15/31	465,000	410,583
Scotts Miracle-Gro 4.00% 4/1/31	15,000	11,980
		935,276
Energy — 13.58%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	495,000	437,330
144A 7.00% 11/1/26 #	230,000	222,543
NQ-FLA [3/23] 5/23 (2912894)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Callon Petroleum
144A 7.50% 6/15/30 #	475,000	$ 446,958
144A 8.00% 8/1/28 #	290,000	287,564

CNX Midstream Partners 144A 4.75% 4/15/30 #	240,000	206,712
CNX Resources 144A 6.00% 1/15/29 #	485,000	454,057
Crestwood Midstream Partners
144A 6.00% 2/1/29 #	522,000	497,594
144A 7.375% 2/1/31 #	70,000	70,068

EQM Midstream Partners 144A 4.75% 1/15/31 #	1,002,000	833,053
Genesis Energy
7.75% 2/1/28	375,000	364,042
8.00% 1/15/27	775,000	767,103
Hilcorp Energy I
144A 6.00% 4/15/30 #	520,000	480,168
144A 6.00% 2/1/31 #	70,000	64,714
144A 6.25% 4/15/32 #	268,000	248,206

Laredo Petroleum 144A 7.75% 7/31/29 #	420,000	350,725
Murphy Oil 6.375% 7/15/28	820,000	808,740
NuStar Logistics
6.00% 6/1/26	267,000	262,054
6.375% 10/1/30	310,000	297,789
Occidental Petroleum
4.20% 3/15/48	25,000	19,413
4.40% 4/15/46	100,000	79,404
4.40% 8/15/49	200,000	156,453
4.50% 7/15/44	105,000	84,436
6.45% 9/15/36	225,000	236,812
6.60% 3/15/46	185,000	194,713
6.625% 9/1/30	165,000	173,924
Southwestern Energy
5.375% 2/1/29	75,000	70,774
5.375% 3/15/30	750,000	705,990
USA Compression Partners
6.875% 4/1/26	270,000	262,692
6.875% 9/1/27	500,000	478,277

Weatherford International 144A 8.625% 4/30/30 #	545,000	558,058
		10,120,366
Financial Services — 3.02%
AerCap Holdings 5.875% 10/10/79 μ	800,000	729,720
Air Lease 4.65% 6/15/26 μ, ψ	450,000	374,834
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	710,000	630,306
Medline Borrower 144A 3.875% 4/1/29 #	385,000	334,434
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	210,000	$ 178,834
		2,248,128
Healthcare — 6.34%
AthenaHealth Group 144A 6.50% 2/15/30 #	200,000	162,352
Avantor Funding 144A 3.875% 11/1/29 #	425,000	380,766
Bausch Health
144A 11.00% 9/30/28 #	186,000	137,796
144A 14.00% 10/15/30 #	0	0

Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	425,000	378,858
CHS 144A 4.75% 2/15/31 #	470,000	347,471
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	170,000	147,843
144A 6.50% 10/15/28 #	120,000	99,624
DaVita
144A 3.75% 2/15/31 #	240,000	189,533
144A 4.625% 6/1/30 #	405,000	346,072

Hadrian Merger Sub 144A 8.50% 5/1/26 #	504,000	413,986
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	595,000	505,813
Organon & Co. 144A 5.125% 4/30/31 #	665,000	590,904
Surgery Center Holdings 144A 10.00% 4/15/27 #	143,000	145,944
Tenet Healthcare
4.375% 1/15/30	490,000	440,216
6.125% 10/1/28	455,000	436,502
		4,723,680
Insurance — 5.51%
HUB International 144A 5.625% 12/1/29 #	655,000	571,487
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	740,000	767,746
144A 10.50% 12/15/30 #	560,000	564,739
NFP
144A 6.875% 8/15/28 #	645,000	554,100
144A 7.50% 10/1/30 #	185,000	178,948

Roller Bearing Co. of America 144A 4.375% 10/15/29 #	735,000	657,208
USI 144A 6.875% 5/1/25 #	821,000	809,539
		4,103,767

2    NQ-FLA [3/23] 5/23 (2912894)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Leisure — 6.37%
Boyd Gaming
4.75% 12/1/27	505,000	$ 484,800
144A 4.75% 6/15/31 #	325,000	295,457

Caesars Entertainment 144A 8.125% 7/1/27 #	444,000	453,280
Carnival
144A 5.75% 3/1/27 #	1,155,000	948,734
144A 6.00% 5/1/29 #	150,000	119,423
144A 7.625% 3/1/26 #	245,000	223,803
Royal Caribbean Cruises
144A 5.50% 8/31/26 #	50,000	46,835
144A 5.50% 4/1/28 #	1,362,000	1,204,008

Scientific Games Holdings 144A 6.625% 3/1/30 #	635,000	561,743
Scientific Games International 144A 7.25% 11/15/29 #	405,000	406,150
		4,744,233
Media — 8.82%
AMC Networks 4.25% 2/15/29	450,000	277,153
Arches Buyer 144A 6.125% 12/1/28 #	465,000	384,148
CCO Holdings
144A 4.50% 8/15/30 #	875,000	740,368
4.50% 5/1/32	120,000	98,269
144A 5.375% 6/1/29 #	365,000	335,555

CMG Media 144A 8.875% 12/15/27 #	705,000	533,678
CSC Holdings
144A 4.625% 12/1/30 #	900,000	444,645
144A 5.00% 11/15/31 #	440,000	223,340
144A 5.75% 1/15/30 #	460,000	242,650

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	484,000	368,426
Directv Financing 144A 5.875% 8/15/27 #	670,000	607,462
DISH DBS 144A 5.75% 12/1/28 #	670,000	501,244
Gray Escrow II 144A 5.375% 11/15/31 #	780,000	518,805
Gray Television 144A 4.75% 10/15/30 #	275,000	182,875
Nexstar Media 144A 4.75% 11/1/28 #	345,000	307,236
Sirius XM Radio 144A 4.00% 7/15/28 #	935,000	804,100
		6,569,954
Retail — 5.10%
Asbury Automotive Group
144A 4.625% 11/15/29 #	360,000	322,690
4.75% 3/1/30	320,000	286,779
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)
Bath & Body Works
6.875% 11/1/35	295,000	$ 266,204
6.95% 3/1/33	505,000	447,228

Bloomin' Brands 144A 5.125% 4/15/29 #	495,000	443,687
CP Atlas Buyer 144A 7.00% 12/1/28 #	250,000	185,951
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	630,000	572,907
Michaels
144A 5.25% 5/1/28 #	265,000	221,134
144A 7.875% 5/1/29 #	205,000	143,694

Murphy Oil USA 144A 3.75% 2/15/31 #	450,000	379,586
PetSmart 144A 7.75% 2/15/29 #	540,000	530,647
		3,800,507
Services — 6.42%
ADT Security 144A 4.125% 8/1/29 #	470,000	419,722
CDW 3.569% 12/1/31	675,000	581,195
Clarivate Science Holdings 144A 4.875% 7/1/29 #	640,000	579,421
Gartner 144A 4.50% 7/1/28 #	395,000	375,315
Iron Mountain
144A 5.25% 3/15/28 #	460,000	438,815
144A 5.25% 7/15/30 #	260,000	234,683

NESCO Holdings II 144A 5.50% 4/15/29 #	205,000	185,667
Prime Security Services Borrower 144A 5.75% 4/15/26 #	265,000	263,271
Staples 144A 7.50% 4/15/26 #	585,000	513,104
United Rentals North America 3.875% 2/15/31	435,000	384,366
White Cap Buyer 144A 6.875% 10/15/28 #	610,000	529,699
White Cap Parent 144A PIK 8.25% 3/15/26 #, «	308,000	280,520
		4,785,778
Technology & Electronics — 5.31%
Black Knight InfoServ 144A 3.625% 9/1/28 #	410,000	372,329
Clarios Global 144A 8.50% 5/15/27 #	365,000	367,053
CommScope 144A 8.25% 3/1/27 #	120,000	98,400
CommScope Technologies 144A 6.00% 6/15/25 #	276,000	260,195
NQ-FLA [3/23] 5/23 (2912894)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Fund for Income Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology & Electronics (continued)
Entegris Escrow
144A 4.75% 4/15/29 #	212,000	$ 200,618
144A 5.95% 6/15/30 #	585,000	567,590

Go Daddy Operating 144A 3.50% 3/1/29 #	475,000	411,127
NCR
144A 5.00% 10/1/28 #	220,000	193,600
144A 5.125% 4/15/29 #	195,000	168,919
144A 5.25% 10/1/30 #	450,000	367,776

Sensata Technologies 144A 4.00% 4/15/29 #	575,000	520,016
SS&C Technologies 144A 5.50% 9/30/27 #	440,000	427,426
		3,955,049
Transportation — 1.71%
Air Canada 144A 3.875% 8/15/26 #	410,000	372,715
American Airlines 144A 5.75% 4/20/29 #	279,726	268,621
Delta Air Lines 7.375% 1/15/26	224,000	233,305
Grupo Aeromexico 144A 8.50% 3/17/27 #	455,000	400,699
		1,275,340
Utilities — 2.48%
Calpine
144A 4.625% 2/1/29 #	155,000	134,042
144A 5.00% 2/1/31 #	510,000	432,277
144A 5.125% 3/15/28 #	270,000	247,566
Vistra
144A 7.00% 12/15/26 #, μ, ψ	785,000	691,612
144A 8.00% 10/15/26 #, μ, ψ	365,000	341,429
		1,846,926
Total Corporate Bonds (cost $70,476,538)		63,107,959

Loan Agreements — 10.62%
Air Canada 8.369% (LIBOR03M + 3.50%) 8/11/28 •	189,048	188,642
Amynta Agency Borrower 9.99% (SOFR03M + 5.00%) 2/28/28 •	715,000	689,528
Applied Systems 2nd Lien 11.489% (SOFR03M + 5.75%)9/17/27 •	1,434,194	1,439,572
Calpine 7.35% (LIBOR01M + 2.50%) 12/16/27 •	630	629
CNT Holdings I 2nd Lien 11.375% (SOFR03M + 6.75%) 11/6/28 •	251,211	238,022
Epicor Software 2nd Lien 12.59% (LIBOR01M + 7.75%) 7/31/28 •	368,200	367,280
Form Technologies Tranche B 9.458% (LIBOR03M + 4.75%) 7/22/25 •	630,566	576,968
	Principalamount°	Value (US $)

Loan Agreements (continued)
Guardian US Holdco 8.676% (SOFR03M + 3.00%) 1/31/30 •	299,000	$ 293,674
Hamilton Projects Acquiror 9.659% (LIBOR03M + 4.50%) 6/17/27 •	576,229	572,387
Hexion Holdings 1st Lien 9.454% (SOFR03M + 4.50%) 3/15/29 •	129,025	116,284
Hexion Holdings 2nd Lien 12.297% (SOFR01M + 7.54%) 3/15/30 •	330,000	276,375
Hunter Douglas Holding Tranche B-1 8.373% (SOFR03M + 3.50%) 2/26/29 •	205,500	185,823
INDICOR 9.398% (SOFR03M + 3.50%) 11/22/29 •	671,000	666,974
Northwest Fiber Tranche B-2 8.621% 4/30/27 •	73,425	71,314
Pre Paid Legal Services 2nd Lien 11.84% (LIBOR01M + 7.00%) 12/14/29 •	230,000	201,250
SPX Flow 9.407% (SOFR01M + 4.50%) 4/5/29 •	406,078	389,328
Swf Holdings I 8.753% (LIBOR03M + 4.00%) 10/6/28 •	402,766	341,848
UKG 2nd Lien 10.032% (LIBOR03M + 5.25%) 5/3/27 •	574,000	553,910
Vantage Specialty Chemicals 1st Lien 9.597% (SOFR01M + 4.75%) 10/26/26 •	767,230	740,697
Total Loan Agreements (cost $8,045,176)		7,910,505
	Number of shares
Short-Term Investments — 3.65%
Money Market Mutual Funds — 3.65%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	680,538	680,538
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	680,539	680,539
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	680,539	680,539

4    NQ-FLA [3/23] 5/23 (2912894)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	680,539	$ 680,539
Total Short-Term Investments (cost $2,722,155)		2,722,155

Total Value of Securities—99.10% (cost $81,354,858)		73,840,310
Receivables and Other Assets Net of Liabilities—0.90%		672,699
Net Assets Applicable to 13,561,301 Shares Outstanding—100.00%		$74,513,009
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $50,024,262, which represents 67.13% of the Series' net assets.
>	PIK. 100% of the income received was in the form of cash.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
«	PIK. The first payment of cash and/or principal will be made after March 31, 2023.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
DAC – Designated Activity Company
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
NQ-FLA [3/23] 5/23 (2912894)    5